Related Party Transactions - Acquisitions from KNOT (Details) - Acquisitions from KNOT	Jul. 02, 2025	Mar. 03, 2025	Sep. 03, 2024
Live Knutsen
Related Party Transaction
Percentage of interest acquired		100.00%
Tuva Knutsen
Related Party Transaction
Percentage of interest acquired			100.00%
Daqing Knutsen
Related Party Transaction
Percentage of interest acquired	100.00%